Mainland China contribution plan and profit appropriation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
China contribution plan
Total contribution for employee benefit plan under China contribution plan		¥ 126,601	¥ 128,481	¥ 127,860
Statutory reserves
Percentage appropriation to general reserve fund required	10.00%	10.00%
Reserve level threshold for mandatory transfer requirement (as a percent)	50.00%	50.00%
PRC subsidiaries
Statutory reserves
General reserves		¥ 90,034	¥ 112,609	¥ 116,337
JingAo Solar Co., Ltd. ("JA Hebei")
Statutory reserves
Paid-in-capital amounts unavailable for distribution as nominal dividend		2,600,000
Shanghai JA Solar Technology Co., Ltd. ("JA Fengxian")
Statutory reserves
Paid-in-capital amounts unavailable for distribution as nominal dividend		521,451
Shanghai JA Solar PV Technology Co., Ltd. ("JA Zhabei")
Statutory reserves
Paid-in-capital amounts unavailable for distribution as nominal dividend | $	$ 20,000
JA Solar Technology Yangzhou Co., Ltd. ("JA Yangzhou")
Statutory reserves
Paid-in-capital amounts unavailable for distribution as nominal dividend | $	260,000
Jing Hai Yang Semiconductor Materials (Donghai) Co., Ltd. ("JA Lianyungang")
Statutory reserves
Paid-in-capital amounts unavailable for distribution as nominal dividend		714,483
JA Yangzhou PV Technology Co., Ltd. ("JA Yangzhou PV")
Statutory reserves
Paid-in-capital amounts unavailable for distribution as nominal dividend		68,270
Shanghai Jinglong Solar Technology Co., Ltd. ("JA Jinglong")
Statutory reserves
Paid-in-capital amounts unavailable for distribution as nominal dividend		180,000
Donghai JA Solar Technology Co., Ltd. ("JA Wafer R&D")
Statutory reserves
Paid-in-capital amounts unavailable for distribution as nominal dividend		250,000
JA (Hefei) Renewable Energy Co., Ltd. ("JA Hefei Renewable Energy")
Statutory reserves
Paid-in-capital amounts unavailable for distribution as nominal dividend | $	15,000
JA Hefei Technology
Statutory reserves
Paid-in-capital amounts unavailable for distribution as nominal dividend		1,440,000
Solar Silicon Valley Electronic Science and Technology Co., Ltd. ("Solar Silicon Valley")
Statutory reserves
Paid-in-capital amounts unavailable for distribution as nominal dividend		283,829
JA Solar Investment China Co., Ltd ("JA Investment")
Statutory reserves
Paid-in-capital amounts unavailable for distribution as nominal dividend | $	$ 55,000
Dunhuang JA Solar Power Development Co., Ltd. ("JA Dunhuang")
Statutory reserves
Paid-in-capital amounts unavailable for distribution as nominal dividend		321,000
JA Solar PV Technology Co., Ltd.
Statutory reserves
Paid-in-capital amounts unavailable for distribution as nominal dividend		61,107
JA Solar PV Electric (Shexian) Co,. Ltd.
Statutory reserves
Paid-in-capital amounts unavailable for distribution as nominal dividend		42,000
Aiyouen Power Electric (Yinchuan) Co,. Ltd.
Statutory reserves
Paid-in-capital amounts unavailable for distribution as nominal dividend		26,000
JA Solar PV Electric (Baotou) Company Limited
Statutory reserves
Paid-in-capital amounts unavailable for distribution as nominal dividend		15,500
Beijing JA Solar PV Technology Co., Ltd.
Statutory reserves
Paid-in-capital amounts unavailable for distribution as nominal dividend		400,000
JA Solar PV Electric (Huanghua) Co,. Ltd.
Statutory reserves
Paid-in-capital amounts unavailable for distribution as nominal dividend		5,000
JA Solar PV Electric (Yanchi) Co,. Ltd. ("JA Yanchi")
Statutory reserves
Paid-in-capital amounts unavailable for distribution as nominal dividend		38,500
JA New Energy Development (Hebei) Co., Ltd.
Statutory reserves
Paid-in-capital amounts unavailable for distribution as nominal dividend		15,000
Jingsheng Agricultural Technology (Renxian) Co., Ltd
Statutory reserves
Paid-in-capital amounts unavailable for distribution as nominal dividend		5,550
JA Solar PV Electric (Hoboksar) Co., Ltd
Statutory reserves
Paid-in-capital amounts unavailable for distribution as nominal dividend		1,000
JA Solar PV Electric (Laiwu) Co., Ltd
Statutory reserves
Paid-in-capital amounts unavailable for distribution as nominal dividend		16,100
JA Solar New Energy Electric (Chifeng) Co., Ltd
Statutory reserves
Paid-in-capital amounts unavailable for distribution as nominal dividend		66,000
JA New Energy (Xilinhaote) Co., Ltd
Statutory reserves
Paid-in-capital amounts unavailable for distribution as nominal dividend		1,000
JA Solar PV Electric (Wulanchabu) Co., Ltd
Statutory reserves
Paid-in-capital amounts unavailable for distribution as nominal dividend		500
Jingneng New Energy Development (Kangbao) Co., Ltd
Statutory reserves
Paid-in-capital amounts unavailable for distribution as nominal dividend		2,000
JA Solar PV Electric (Ninglang) Co., Ltd
Statutory reserves
Paid-in-capital amounts unavailable for distribution as nominal dividend		500
Jingneng New Energy Development (Lincheng) Co., Ltd
Statutory reserves
Paid-in-capital amounts unavailable for distribution as nominal dividend		80,000
JA Solar PV Electric (Jarud) Co., Ltd
Statutory reserves
Paid-in-capital amounts unavailable for distribution as nominal dividend		35,000
Jingneng New Energy Development (Renxian) Co., Ltd
Statutory reserves
Paid-in-capital amounts unavailable for distribution as nominal dividend		58,000
JA Solar Technology (Karamay) Co., Ltd
Statutory reserves
Paid-in-capital amounts unavailable for distribution as nominal dividend		5,000
JA Solar PV Electric (Linzhou) Co., Ltd
Statutory reserves
Paid-in-capital amounts unavailable for distribution as nominal dividend		57,800
JA Solar PV Electric (Datong) Co., Ltd
Statutory reserves
Paid-in-capital amounts unavailable for distribution as nominal dividend		100,000
JA Solar PV Electric (Hefei) Co., Ltd
Statutory reserves
Paid-in-capital amounts unavailable for distribution as nominal dividend		18,000
JA Solar PV Electric (Lingshi) Co., Ltd
Statutory reserves
Paid-in-capital amounts unavailable for distribution as nominal dividend		100
JA Solar (Xingtai) Co., Ltd
Statutory reserves
Paid-in-capital amounts unavailable for distribution as nominal dividend		546,008
Yangzhou JA PV Technology Co., Ltd
Statutory reserves
Paid-in-capital amounts unavailable for distribution as nominal dividend		200,000
JA Solar (Kangbao) Co., Ltd
Statutory reserves
Paid-in-capital amounts unavailable for distribution as nominal dividend		50,400
JA Solar (Zhangjiakou) Co., Ltd
Statutory reserves
Paid-in-capital amounts unavailable for distribution as nominal dividend		77,500
Donghai County Jiulong Hot Spring Club Co., Ltd
Statutory reserves
Paid-in-capital amounts unavailable for distribution as nominal dividend		35,000
Baodi JA Solar PV Technology (Tianjin) Co., Ltd
Statutory reserves
Paid-in-capital amounts unavailable for distribution as nominal dividend		3,190
Baodi Huading Agriculture Development (Tianjin) Co., Ltd
Statutory reserves
Paid-in-capital amounts unavailable for distribution as nominal dividend		7,380
Jiuzhou Fangyuan New Energy (Yichang) Co., Ltd
Statutory reserves
Paid-in-capital amounts unavailable for distribution as nominal dividend		120,000
Jiuzhou Fangyuan New Energy (Xinjiang) Co., Ltd
Statutory reserves
Paid-in-capital amounts unavailable for distribution as nominal dividend		120,000
Jingneng Solar PV Electric (Daqing) Co., Ltd
Statutory reserves
Paid-in-capital amounts unavailable for distribution as nominal dividend		39,000
Jingneng New Energy Development (Ningjin) Co., Ltd
Statutory reserves
Paid-in-capital amounts unavailable for distribution as nominal dividend		200
Jingsheng Agriculture Technology (Ningjin) Co., Ltd
Statutory reserves
Paid-in-capital amounts unavailable for distribution as nominal dividend		200
JA Solar (Chaoyang) Electric Co., Ltd
Statutory reserves
Paid-in-capital amounts unavailable for distribution as nominal dividend		22,500
JA Solar New Energy Development (Cixian) Co., Ltd
Statutory reserves
Paid-in-capital amounts unavailable for distribution as nominal dividend		600
JA Solar (Beitun Haitianda) Electric Co., Ltd
Statutory reserves
Paid-in-capital amounts unavailable for distribution as nominal dividend		34,400
JA Solar (Hoboksar Haitianda) Electric Co., Ltd
Statutory reserves
Paid-in-capital amounts unavailable for distribution as nominal dividend		51,600
Baotou JA Solar Technology Co., Ltd
Statutory reserves
Paid-in-capital amounts unavailable for distribution as nominal dividend		280,000
Jing Ao (Tianjin) Financial Leasing Co., Ltd
Statutory reserves
Paid-in-capital amounts unavailable for distribution as nominal dividend		1,000
Jingneng PV Electric (Changdu) Co., Ltd
Statutory reserves
Paid-in-capital amounts unavailable for distribution as nominal dividend		1,400
JA Solar PV Electric (Changdu) Co.,Ltd
Statutory reserves
Paid-in-capital amounts unavailable for distribution as nominal dividend		1,200
JA Solar PV Electric(Xingtai) Co.,Ltd
Statutory reserves
Paid-in-capital amounts unavailable for distribution as nominal dividend		100
JA Solar PV Electric (Yangzhou) Co., Ltd
Statutory reserves
Paid-in-capital amounts unavailable for distribution as nominal dividend		100
Jingneng PV Electric (Zhengding) Co., Ltd
Statutory reserves
Paid-in-capital amounts unavailable for distribution as nominal dividend		¥ 100